United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended,
Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  		Norman Fields, Gottscho Capital Management, LLC
Address: 		444 Madison Avenue Ste 300
                 	New York, NY 10022

13F File Number: 028-11600

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	Rozanne Collura
Title:      Senior Vice President
Phone: 	212-830-8917

Signature, Place, and Date of Signing:

Rozanne Collura
Date:April 5, 2012

Report Type (Check only one):
[   X  ]         13F HOLDINGS REPORTS
[        ]         13F NOTICE
[        ]         13F COMBINATION REPORT
List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:           (times 1,000)
List of Other Included Managers:
No. 13F File Number   Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      214     2400 SH       SOLE                                       2400
AVX Corporation                COM              002444107      729    54990 SH       SOLE                                      54990
Abbott Laboratories            COM              002824100      837    13654 SH       SOLE                                      13654
American Express Co            COM              025816109     3078    53204 SH       SOLE                                      53204
Angie's List, Inc.             COM              034754101      882    46700 SH       SOLE                                      46700
Apple Computer Inc             COM              037833100      695     1160 SH       SOLE                                       1160
C R Bard Inc                   COM              067383109     1003    10165 SH       SOLE                                      10165
Carnival Corp Common           COM              143658300      265     8250 SH       SOLE                                       8250
Chemtura Corp                  COM              163893209      261    15350 SH       SOLE                                      15350
Chevron Corporation            COM              166764100     1456    13580 SH       SOLE                                      13580
Cloud Peak Energy Inc          COM              18911q102      638    40025 SH       SOLE                                      40025
Coca Cola Co                   COM              191216100      345     4656 SH       SOLE                                       4656
Cogent Inc                     COM              19239v302     1640    85975 SH       SOLE                                      85975
Corning Inc                    COM              219350105      248    17633 SH       SOLE                                      17633
Costco Wholesale Corp          COM              22160k105     6331    69726 SH       SOLE                                      69726
Directv Group Inc              COM              25490a101     5148   104345 SH       SOLE                                     104345
E I Du Pont De Nemours         COM              263534109      747    14126 SH       SOLE                                      14126
EMC Corp                       COM              268648102     3765   126015 SH       SOLE                                     126015
Eagle Rock Energy              COM              26985r104     1320   133450 SH       SOLE                                     133450
Enterprise Prod Ptnr LP        COM              293792107     3191    63223 SH       SOLE                                      63223
Exxon Mobil Corp               COM              30231g102      866     9980 SH       SOLE                                       9980
Firstenergy Corp               COM              337932107      250     5478 SH       SOLE                                       5478
Ford Motor Co                  COM              345370860      292    23368 SH       SOLE                                      23368
General Electric Co            COM              369604103      628    31273 SH       SOLE                                      31273
Google Inc Cl A                COM              38259p508     2880     4491 SH       SOLE                                       4491
Howard Hughes Corp             COM              44267d107     1150    18001 SH       SOLE                                      18001
Int'l Business Machines        COM              459200101     2296    11003 SH       SOLE                                      11003
Ista Pharmaceuticals Inc       COM              45031x204     2519   279602 SH       SOLE                                     279602
Johnson & Johnson              COM              478160104      518     7856 SH       SOLE                                       7856
Johnson Controls Inc           COM              478366107     1469    45235 SH       SOLE                                      45235
Kirby Corporation              COM              497266106      263     4000 SH       SOLE                                       4000
Kraft Foods Inc Cl A           COM              50075n104     1448    38106 SH       SOLE                                      38106
Leucadia National Corp         COM              527288104      964    36930 SH       SOLE                                      36930
Lockheed Martin Corp           COM              539830109      394     4388 SH       SOLE                                       4388
Lululemon Athletica Inc        COM              550021109     5696    76270 SH       SOLE                                      76270
Lyondell Basell Industries     COM              n53745100      286     6550 SH       SOLE                                       6550
MFC Industrial Ltd             COM              55278t105      531    69067 SH       SOLE                                      69067
Market Vectors ETF TR          COM              57060u100     6831   137887 SH       SOLE                                     137887
Markwest Energy Partners       COM              570759100     2200    37643 SH       SOLE                                      37643
Mastercard Inc                 COM              57636q104      865     2058 SH       SOLE                                       2058
Mela Sciences Inc              COM              55277r100     2026   453325 SH       SOLE                                     453325
Mine Safety Appliances         COM              602720104     4279   104157 SH       SOLE                                     104157
Mosaic Company                 COM              61945c103     4239    76665 SH       SOLE                                      76665
Mylan Labs Inc                 COM              628530107     3483   148517 SH       SOLE                                     148517
Northern Oil and Gas           COM              665531109     1230    59295 SH       SOLE                                      59295
Novo Nordisk A/S ADR           COM              670100205     2277    16416 SH       SOLE                                      16416
Pepsico Inc                    COM              713448108     1213    18276 SH       SOLE                                      18276
Pfizer Inc                     COM              717081103      272    12003 SH       SOLE                                      12003
Potash Corp Of Saskatchewan    COM              73755l107     1024    22420 SH       SOLE                                      22420
Princeton Review Inc           COM              742352107        1    18550 SH       SOLE                                      18550
Procter & Gamble Co            COM              742718109      919    13676 SH       SOLE                                      13676
Rait Financial Trust           COM              749227609      539   108517 SH       SOLE                                     108517
Raytheon Co                    COM              755111507     1545    29270 SH       SOLE                                      29270
Resource America Inc           COM              761195205      399    63285 SH       SOLE                                      63285
Royal Dutch Shell Plc ADR      COM              780259206      595     8481 SH       SOLE                                       8481
Royal Gold Inc                 COM              780287108     1054    16158 SH       SOLE                                      16158
Saul Centers Inc               COM              804395101     1143    28330 SH       SOLE                                      28330
SemGroup Corporation           COM              81663a105      623    21365 SH       SOLE                                      21365
Smucker J M Company            COM              832696405     2505    30783 SH       SOLE                                      30783
Starbucks Corp                 COM              855244109      528     9442 SH       SOLE                                       9442
Steris Corp                    COM              859152100      333    10525 SH       SOLE                                      10525
Unilever N V New York          COM              904784709      573    16825 SH       SOLE                                      16825
United Technologies            COM              913017109      348     4200 SH       SOLE                                       4200
Valassis Communications Inc    COM              918866104     3230   140450 SH       SOLE                                     140450
Visa Inc.                      COM              92826c839     8429    71429 SH       SOLE                                      71429
Westport Innovations           COM              960908309     3188    77707 SH       SOLE                                      77707
Xylem Inc                      COM              98419m100     4361   157136 SH       SOLE                                     157136